CONVERTIBLE SENIOR NOTES, NET (Schedule of Interest Expense Related to Convertible Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total financial expense recognized	$ 4,229	$ 868	$ 0
Convertible Notes [Member]
Debt Instrument [Line Items]
Amortization of debt discount	3,000	616
Amortization of debt issuance costs	1,229	252
Total financial expense recognized	$ 4,229	$ 868